First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 87.0%
$15,000,000	U.S. Treasury Bill (a)	(b)	10/03/19	$14,998,640
17,000,000	U.S. Treasury Bill (a)	(b)	10/10/19	16,992,509
17,000,000	U.S. Treasury Bill (a)	(b)	10/17/19	16,986,645
16,000,000	U.S. Treasury Bill (a)	(b)	10/24/19	15,981,728
16,000,000	U.S. Treasury Bill (a)	(b)	10/31/19	15,976,567
22,000,000	U.S. Treasury Bill (a)	(b)	11/07/19	21,961,222
18,000,000	U.S. Treasury Bill (a)	(b)	11/14/19	17,960,944
17,000,000	U.S. Treasury Bill (a)	(b)	11/21/19	16,956,915
5,000,000	U.S. Treasury Bill (a)	(b)	02/20/20	4,964,796
	Total U.S. Treasury Bills			142,779,966
	(Cost $142,762,479)

Shares	Description	Value
MONEY MARKET FUNDS – 5.5%
9,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (c)	9,000,000
	(Cost $9,000,000)
	Total Investments – 92.5%	151,779,966
	(Cost $151,762,479) (d)
	Net Other Assets and Liabilities – 7.5%	12,373,774
	Net Assets – 100.0%	$164,153,740
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2019:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	61	$3,614,250	Oct–19	$(407,850)
Brent Crude Oil Futures	47	2,748,560	Nov–19	(71,270)
Brent Crude Oil Futures	39	2,259,660	Dec–19	(25,920)
Cattle Feeder Futures	20	1,424,000	Oct–19	106,162
Cattle Feeder Futures	28	1,986,950	Nov–19	111,725
Cocoa Futures	139	3,394,380	Dec–19	275,247
Coffee “C” Futures	123	4,665,544	Dec–19	59,039
Copper Futures	182	11,732,175	Dec–19	(98,586)
Corn Futures	257	4,985,800	Dec–19	(622,729)
Cotton No. 2 Futures	134	4,075,610	Dec–19	(454,300)
Gasoline RBOB Futures	32	2,105,376	Oct–19	37,493
Gasoline RBOB Futures	35	2,247,777	Nov–19	62,328
Gasoline RBOB Futures	39	2,473,052	Dec–19	5,170
Gasoline RBOB Futures	37	2,345,297	Jan–20	(11,795)
Gold 100 Oz. Futures	129	19,000,410	Dec–19	165,172
Kansas City Hard Red Winter Wheat Futures	277	5,747,750	Dec–19	122,351
Lean Hogs Futures	66	1,916,640	Dec–19	(81,194)
Lean Hogs Futures	63	1,965,600	Feb–20	136,471
Live Cattle Futures	209	9,221,080	Dec–19	280,573
LME Aluminum Futures	110	4,752,000	Dec–19	(39,875)
LME Lead Futures	32	1,710,200	Dec–19	53,800
LME Nickel Futures	50	5,119,500	Dec–19	(33,966)
LME Zinc Futures	57	3,407,887	Dec–19	112,537
Low Sulphur Gasoil “G” Futures	42	2,434,950	Dec–19	(292,783)
Low Sulphur Gasoil “G” Futures	17	975,800	Jan–20	16,458
Low Sulphur Gasoil “G” Futures	44	2,506,900	Feb–20	(9,372)
Natural Gas Futures	216	5,663,520	Dec–19	(880,513)
Natural Gas Futures	203	5,253,640	Jan–20	(329,640)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
NY Harbor ULSD Futures	70	$5,551,896	Nov–19	$(50,355)
Platinum Futures	33	1,467,180	Jan–20	(105,294)
Silver Futures	117	9,943,830	Dec–19	(148,064)
Soybean Futures	144	6,523,200	Nov–19	(92,742)
Soybean Meal Futures	122	3,672,200	Dec–19	(307,322)
Soybean Oil Futures	372	6,490,656	Dec–19	(65,266)
Sugar #11 (World) Futures	305	4,321,240	Feb–20	178,559
WTI Crude Futures	21	1,135,470	Oct–19	(8,591)
WTI Crude Futures	25	1,349,500	Nov–19	(111,737)
WTI Crude Futures	21	1,127,700	Dec–19	11,440
	Total	$161,317,180		$(2,514,639)

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,750,012 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,249,164. The net unrealized depreciation was $2,499,152. The amounts presented are inclusive of derivative contracts.

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 142,779,966	$ —	$ 142,779,966	$ —
Money Market Funds	9,000,000	9,000,000	—	—
Total Investments	151,779,966	9,000,000	142,779,966	—
Futures Contracts	1,734,525	1,734,525	—	—
Total	$ 153,514,491	$ 10,734,525	$ 142,779,966	$—
LIABILITIES TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (4,249,164)	$ (4,249,164)	$ —	$ —